Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels, Net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	1,065,949	(209,950)	855,999
Disposals/ Impairment/ Transfers to owned vessels	(438,644)	89,266	(349,378)
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292
Additions/ Remeasurement of finance lease liability/ (Depreciation)	563,317	(225,959)	337,358
Disposals/ Impairment/ Transfers to owned vessels	(254,205)	65,423	(188,782)
Balance December 31, 2025	$5,359,878	$(970,010)	$4,389,868

The above balances as of December 31, 2025 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816
Additions/ (Depreciation)	514,551	(210,767)	303,784
Disposals/ Impairment	(224,992)	61,698	(163,294)
Balance December 31, 2025	$4,883,853	$(924,547)	$3,959,306

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$456,472	$(33,996)	$422,476
Additions/ Remeasurement of finance lease liability/ (Depreciation)	48,766	(15,192)	33,574
Transfers to owned vessels	(29,213)	3,725	(25,488)
Balance December 31, 2025	$476,025	$(45,463)	$430,562